UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenues		$ 1,860	$ 1,929	$ 3,826	$ 3,794
Direct operating costs		(1,695)	(1,860)	(3,484)	(3,512)
General and administrative expenses		(69)	(77)	(144)	(141)
Interest income (expense), net		(212)	(203)	(431)	(413)
Equity accounted income (loss)		2	2	5	3
Impairment reversal (expense), net		0	0	0	(2)
Remeasurement of exchangeable and class B shares		(176)	237	(183)	126
Other income (expense), net		236	(59)	202	(70)
Income (loss) before income tax		(54)	(31)	(209)	(215)
Income tax (expense) recovery
Current		14	16	(9)	(28)
Deferred		17	55	60	109
Net income (loss)		(23)	40	(158)	(134)
Attributable to:
Brookfield Business Partners	[1]	(120)	124	(178)	(26)
Non-controlling interests		97	(84)	20	(108)
Profit (loss)		$ (23)	$ 40	$ (158)	$ (134)

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per Share (“IAS 33”). See Note 2(c) for further details.